Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net income (loss)	$ (51,791)	$ 53,443
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 9)	(4,353)	77,421
Equity income, net of dividends received of $3,472 (2015 - $nil)	(10,374)	(6,759)
Depreciation and amortization	223,138	202,625
Write-down and (gain) on sale of vessel (note 14)	43,650	14,353
Deferred income tax recovery (note 10)	(6,013)	(6,399)
Amortization of in-process revenue contracts	(9,567)	(9,533)
Unrealized foreign currency exchange loss and other	43,446	(84,622)
Change in non-cash working capital items related to operating activities	68,277	51,300
Expenditures for dry docking	(22,343)	(8,485)
Net operating cash flow	274,070	283,344
FINANCING ACTIVITIES
Proceeds from long-term debt (note 6)	283,828	547,707
Scheduled repayments of long-term debt (note 6)	(314,653)	(251,646)
Prepayments of long-term debt (note 6)	(197,776)	(83,606)
Debt issuance costs (note 6)	(10,988)	(20,222)
Decrease (increase) in restricted cash (note 9)	13,890	(2,590)
Purchase of Teekay Knarr AS and Knarr L.L.C from Teekay Corporation (net of cash acquired of $14.2 million) (note 3)	0	(112,710)
Proceeds from issuance of common units (note 12)	124,879	9,336
Proceeds from issuance of preferred units and warrants (note 12)	100,000	375,000
Expenses relating to equity offerings	(5,911)	(4,469)
Cash distributions paid by the Partnership	(61,827)	(176,592)
Cash distributions paid by subsidiaries to non-controlling interests	(4,610)	(13,480)
Equity contribution from joint venture partners	750	5,500
Settlement of contingent consideration liability (note 4)	0	(3,303)
Other	0	873
Net financing cash flow	(72,418)	269,798
INVESTING ACTIVITIES
Net expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	(238,349)	(563,260)
Proceeds from sale of vessel and equipment (note 14)	55,450	8,918
Repayment from joint ventures (note 15)	0	5,225
Direct financing lease (investments) payments received	(1,481)	3,639
Investment in equity accounted joint ventures	(52,873)	(8,744)
Net investing cash flow	(237,253)	(554,222)
Decrease in cash and cash equivalents	(35,601)	(1,080)
Cash and cash equivalents, beginning of the period	258,473	252,138
Cash and cash equivalents, end of the period	$ 222,872	$ 251,058